Fair Value Measurement	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement

21.    FAIR VALUE MEASUREMENT

ASC topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2 – Include other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs which are supported by little or no market activity

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Assets and Liabilities Measured or Disclosed at Fair Value

In accordance with ASC 820, the Company measures available-for-sale investments and trading investments at fair value on a recurring basis. The fair value of time deposits are determined based on the prevailing interest rates in the market. The fair values of the Company’s held-to-maturity investments as disclosed are determined based on the discounted cash flow model using the discount curve of market interest rates. The fair value of the Company’s available-for-sale debt investments and trading investments are measured using the income approach, based on quoted market interest rates of similar instruments and other significant inputs derived from or corroborated by observable market data. The fair values of the Company’s available-for-sale equity investments in the equity securities of publicly listed companies are measured using quoted market prices.

The Company measures certain financial assets, including equity method investments and cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Company’s non-financial assets, such as intangible assets, goodwill and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

The fair value of the long-term notes payable is disclosed using quoted market price.

Assets and liabilities measured or disclosed at fair value are summarized below:

		Fair value measurement or disclosure at December 31, 2015 using
	Total fair value at December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	678,000		678,000
Money market fund	608,353	608,353
Short-term investments Held-to-maturity investments
Fixed-rate investments	37,134,096		37,134,096
Long-term investments Held-to-maturity investments
Fixed-rate investments	1,806,446		1,806,446
Long-term notes payable	30,714,586	30,714,586

Fair value measurements

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	6,958,399		6,958,399
Adjustable-rate debt investments	13,325,385		13,325,385
Equity investments	742,618	742,618
Long-term investments Available-for-sale investments
Equity investments	276,965	276,965

Non-recurring
Long-term investments	—	—	—	—	(116,978)

Total assets measured at fair value	21,303,367	1,019,583	20,283,784	—	(116,978)

In 2015, the value of a cost method investment was written down to zero, as a result of declining financial performance and a change in the business circumstances of the investee. The corresponding impairment charge incurred was recorded in earnings for the year then ended.

			Fair value measurement or disclosure at December 31, 2016 using
	Total fair value at December 31, 2016		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
	(In thousands)
Fair value disclosure (Notes 2 and 4)
Cash equivalents
Time deposits	1,674,172	241,131		1,674,172
Money market fund	4,419,206	636,498	4,419,206
Short-term investments Held-to-maturity investments
Fixed-rate investments	41,868,641	6,030,339		41,868,641
Long-term notes payable	33,252,561	4,789,365	33,252,561

Fair value measurements

Recurring
Short-term investments Available-for-sale investments
Fixed-rate debt investments	14,377,856	2,070,842		14,377,856
Adjustable-rate debt investments	14,986,816	2,158,550		14,986,816
Equity investments	28,787	4,146	28,787
Trading securities	7,747,436	1,115,863		7,747,436
Long-term investments Available-for-sale investments
Equity investments	496,512	71,513	496,512
Non-recurring
Long-term investments	—	—	—	—	—	(150,745)	(21,712)
Intangible assets						(822)	(118)

Total assets measured at fair value	37,637,407	5,420,914	525,299	37,112,108	—	(151,567)	(21,830)

In 2016, the value of certain cost method investments and an equity method investment were written down to zero, as a result of declining financial performance and a change in the business circumstances of the investee. The corresponding impairment charges incurred were recorded in earnings for the year then ended.